CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Jul. 21, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Selling, general and administrative		$ 4,649	$ 3,841	$ 9,949	$ 9,841		$ 13,675
Research and development		5,732	9,205
Change in fair value of contingent consideration	$ (69,715)	63,769		(52,750)
Total operating costs and expenses	283,714	74,150	13,046	318,442	29,644		48,429
Loss from operations	(283,714)	(74,150)	(13,046)	(318,442)	(29,644)		(48,429)
Other (loss) income:
Change in fair value of convertible notes		(87)	(4,657)		(19,359)		(4,416)
Change in fair value of warrants		(20,903)		2,318
Loss on embedded forward purchase agreements and derivative liabilities, net		(22,917)		(8,366)	(11,789)
Other income, net		39	64	536	114		289
Total other loss, net		(43,868)	(4,593)	(5,512)	(31,034)		(4,127)
Loss before taxes	(297,711)	(118,018)	(17,639)	(323,954)	(60,678)		(52,556)
Income taxes				0	0		0
Net loss and comprehensive loss	$ (297,711)	$ (118,018)	$ (17,639)	$ (323,954)	$ (60,678)		$ (52,556)
Basic net loss per share (in dollars per share)	$ (8.01)	$ (3.17)	$ (0.13)	$ (8.72)	$ (0.44)		$ (0.38)
Diluted net loss per share (in dollars per share)	$ (8.01)	$ (3.17)	$ (0.13)	$ (8.72)	$ (0.44)		$ (0.38)
Weighted average shares of common stock outstanding used to compute basic net loss per share		37,268,074	138,825,356	37,159,600	138,848,177		138,848,177
Weighted average shares of common stock outstanding used to compute diluted net loss per share		37,268,074	138,825,356	37,159,600	138,848,177		138,848,177
Financial Designation, Predecessor and Successor [Fixed List]		Successor	Predecessor	Successor		Successor